COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6:-	COMMITMENTS AND CONTINGENCIES

Royalty commitments:

The Company receives research and development grants from the Office of the Chief Scientist ("OCS"). In consideration for the research and development grants received from the OCS, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. If the Company will not generate sales of products developed with funds provided by the OCS, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable at the rate of 3.5% from the time of commencement of sales of all of these products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, the maximum to be repaid is 100% plus interest at LIBOR.

The total research and development grants that the Company has received from the OCS as of June 30, 2014 were $ 36,685 which excluding accumulated interest of $ 12,010. As of June 30, 2014, the accumulated royalties paid to the OCS were $ 10,569. Accordingly, the Company's total commitment with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, amounted to $ 38,126 as of June 30, 2014.